Summary of Significant Accounting Policies - Reconciliation of lease liabilities at the date of initial application IFRS 16 (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about leases for lessee [abstract]
Operating lease commitments discounted			₽ 2,647
Reclassification from finance lease liabilities			8,293
Commitments relating to short-term leases discounted			(73)
Adjustments as a result of a different treatment of extension and termination options, net			₽ 685
Lease liabilities as of January 1, 2019	₽ 0	₽ 11,552